BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - Gain (Loss) Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Price Risk Derivatives [Line Items]
Realized gain on oil derivative instrument	$ 2,539	$ 13,089	$ 26,737
Vessels - FLNG | Energy related derivative
Price Risk Derivatives [Line Items]
Realized gain on oil derivative instrument	2,539	13,089	26,737
Unrealized loss on oil derivative instrument	(45,100)	(39,090)	(9,970)
Gain (loss) on price risk derivatives, net	$ (42,561)	$ (26,001)	$ 16,767